Information about Non Consolidated VIEs (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets		¥ 4,524,393	¥ 4,388,434
Specified bonds and non-recourse loans		14,098	27,880
Investments		68,060	86,610
Maximum exposure to loss	[1]	126,699	171,663
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		32,421	37,672
Specified bonds and non-recourse loans		0	799
Investments		2,091	2,971
Maximum exposure to loss	[1]	9,551	3,770
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		325,429	664,557
Specified bonds and non-recourse loans		14,084	26,835
Investments		26,283	45,212
Maximum exposure to loss	[1]	50,017	111,732
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		3,038,819	2,136,226
Specified bonds and non-recourse loans		0	0
Investments		28,584	24,814
Maximum exposure to loss	[1]	55,940	41,981
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,100,830	1,517,734
Specified bonds and non-recourse loans		0	0
Investments		8,064	8,989
Maximum exposure to loss	[1]	8,139	9,310
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Other
Variable Interest Entity [Line Items]
Total assets		26,894	32,245
Specified bonds and non-recourse loans		14	246
Investments		3,038	4,624
Maximum exposure to loss	[1]	¥ 3,052	¥ 4,870

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.